Consolidated Statements of Redeemable Convertible Preferred Shares and Changes in Shareholders' Equity (Parenthetical) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)
Subsidiary, Sale of Stock [Line Items]
Net of issuance costs	$ 1,700	$ 8,400	₪ 27.4
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Net of issuance costs		$ 600